Company financial information - Distributions paid and received and commitments and contingencies (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	[1]
Distributions paid and received
Dividend paid to shareholders | $		$ 132		$ 165			$ 304
Ardagh Group S.A.
Distributions paid and received
Dividend received from subsidiary	€ 110		€ 150			€ 267
Dividend paid to shareholders	112		148			€ 270
Commitments and contingencies
Commitments and contingencies	€ 0		€ 0

[1]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements